Fair Value Measurements - Summary of Aggregate Difference between Transaction Price and Valuation Technique (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of Fair Value Measurement Fair Value Transaction Recognized In Net Income [abstract]
Balance as at beginning of year	$ 14	$ 19
New transactions	38	25
Recognized in the Consolidated Statement of Income during the year	(37)	(30)
Balance as at end of year	$ 15	$ 14